UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St.
Suite 325
Denver, CO 80206

(Name and address of agent for service):	David J. Corkins
100 Fillmore St.
Suite 325
Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2018

Date of reporting period:	March 31, 2018

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares	Value
Common Stocks - 93.2%
Consumer Discretionary - 19.7%
Diversified Consumer Services - 4.4%
Grand Canyon Education, Inc.[1]	337,085	$ 35,366,958
ServiceMaster Global Holdings, Inc.[1]	762,576	38,776,990
		74,143,948
Hotels, Restaurants & Leisure - 1.3%
Dunkin' Brands Group, Inc.[2]	371,426	22,170,418
Household Durables - 0.6%
Helen of Troy Ltd.[1]	107,087	9,316,569
Leisure Products - 1.8%
Polaris Industries, Inc.[2]	271,883	31,136,041
Media - 1.3%
Cinemark Holdings, Inc.[2]	321,418	12,107,816
National CineMedia, Inc.	1,844,374	9,572,301
		21,680,117
Specialty Retail - 3.8%
Dick's Sporting Goods, Inc.	281,914	9,881,086
Monro Muffler Brake, Inc.[2]	398,173	21,342,073
Sally Beauty Holdings, Inc.[1,2]	2,045,403	33,646,879
		64,870,038
Textiles, Apparel & Luxury Goods - 6.5%
Carter's, Inc.	246,447	25,655,133
Hanesbrands, Inc.[2]	1,356,029	24,978,054
Lululemon Athletica, Inc.[1]	215,949	19,245,375
Skechers U.S.A., Inc. Class A1	210,329	8,179,695
Under Armour, Inc. Class C1,2	1,117,053	16,029,710
Wolverine World Wide, Inc.	602,361	17,408,233
		111,496,200
Total Consumer Discretionary		334,813,331
Consumer Staples - 0.6%
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	98,606	10,823,981
Total Consumer Staples		10,823,981
Energy - 0.5%
Energy Equipment & Services - 0.5%
RigNet, Inc.[1]	648,301	8,816,894
Total Energy		8,816,894
Financials - 5.7%
Capital Markets - 4.9%
Financial Engines, Inc.	613,577	21,475,195
Legacy Acquisition Corp.[1]	1,422,226	14,151,149
LPL Financial Holdings, Inc.	552,014	33,711,495
WisdomTree Investments, Inc.	1,575,684	14,449,022
		83,786,861
	Shares	Value
Commercial Banks - 0.8%
Bank of the Ozarks, Inc.[2]	264,688	$ 12,776,490
Total Financials		96,563,351
Health Care - 17.9%
Biotechnology - 4.2%
Agios Pharmaceuticals, Inc.[1,2]	111,962	9,156,252
Atara Biotherapeutics, Inc. [1]	259,914	10,136,646
DBV Technologies SA ADR (France)[1,2]	325,039	7,498,650
Dyax Corp. CVR[1]	316,946	351,810
Exact Sciences Corp.[1,2]	275,359	11,105,228
Heron Therapeutics, Inc.[1]	395,280	10,909,728
Immunomedics, Inc.[1,2]	739,213	10,799,902
Neurocrine Biosciences, Inc.[1,2]	131,760	10,926,857
		70,885,073
Health Care Equipment & Supplies - 6.3%
ABIOMED, Inc.[1]	29,627	8,621,161
AxoGen, Inc.[1]	237,007	8,650,756
Cooper Cos., Inc. (The)	57,100	13,065,051
DexCom, Inc.[1,2]	190,051	14,094,182
Endologix, Inc.[1,2]	1,762,070	7,453,556
Insulet Corp.[1]	112,716	9,770,223
Masimo Corp.[1]	100,333	8,824,287
Nevro Corp. [1,2]	135,198	11,717,611
STERIS Plc (United Kingdom)	275,023	25,676,147
		107,872,974
Health Care Providers & Services - 1.9%
Healthequity, Inc.[1,2]	200,983	12,167,511
MEDNAX [1]	363,179	20,203,648
		32,371,159
Health Care Technology - 1.7%
athenahealth, Inc.[1]	122,168	17,473,689
Medidata Solutions, Inc.[1]	194,777	12,233,943
		29,707,632
Life Sciences Tools & Services - 0.9%
Syneos Health, Inc.[1,2]	428,148	15,199,254
Pharmaceuticals - 2.9%
Catalent Inc. [1]	182,821	7,506,630
Kiniksa Pharmaceuticals Ltd. Series C Acquisition Date: 2/9/18, Cost $3,515,579[1,3,4]	614,032	3,515,579
Moderna Therapeutics , Inc. Acquisition Date: 8/8/16, Cost $5,764,948[1,3,4]	656,600	6,605,396
Moderna Therapeutics, Inc. Series G Acquisition Date: 1/26/18, Cost $1,995,300[1,3,4]	198,340	1,995,300
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares	Value
Prestige Brands Holdings, Inc.[1,2]	563,195	$ 18,990,936
Revance Therapeutics, Inc.[1,2]	324,910	10,007,228
		48,621,069
Total Health Care		304,657,161
Industrials - 27.1%
Aerospace & Defense - 1.0%
HEICO Corp. Class A	243,500	17,276,325
Air Freight & Logistics - 1.2%
Forward Air Corp.	368,870	19,498,468
Building Products - 1.0%
ALLEGION Plc (Ireland)	201,583	17,193,014
Commercial Services & Supplies - 5.7%
ABM Industries, Inc.	601,428	20,135,809
Clean Harbors, Inc.[1]	647,513	31,605,110
Multi-Color Corp.	494,843	32,684,380
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	389,223	12,248,848
		96,674,147
Electrical Equipment - 2.5%
Sensata Technologies Holding Plc[1,2]	826,560	42,840,605
Machinery - 7.7%
John Bean Technologies Corp.	109,753	12,445,990
Kennametal, Inc.	582,179	23,380,309
Middleby Corp. (The)[1]	185,542	22,968,244
Proto Labs, Inc.[1,2]	137,288	16,138,204
Tennant Co.	410,847	27,814,342
Wabtec Corp.[2]	260,646	21,216,584
Woodward, Inc.	107,560	7,707,750
		131,671,423
Marine - 2.1%
Kirby Corp.[1]	460,812	35,459,484
Professional Services - 2.6%
TriNet Group, Inc.[1]	965,732	44,732,706
Road & Rail - 1.4%
Heartland Express, Inc.	1,330,076	23,928,067
Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc. Class A	351,928	32,275,317
Total Industrials		461,549,556
Information Technology - 19.3%
Electronic Equipment & Instruments - 2.7%
CDW Corp.	310,182	21,808,896
Trimble Navigation Ltd.[1]	688,029	24,686,481
		46,495,377
	Shares	Value
Internet Software & Services - 5.6%
2U, Inc.[1,2]	196,170	$ 16,484,165
ChannelAdvisor Corp.[1]	757,064	6,889,282
Cimpress, N.V. (Netherlands)[1,2]	89,270	13,810,069
Cornerstone OnDemand, Inc.[1]	211,104	8,256,278
CoStar Group, Inc.[1]	23,640	8,573,755
j2 Global, Inc.[2]	162,101	12,793,011
New Relic, Inc. [1]	87,634	6,495,432
Shutterstock, Inc.[1,2]	475,451	22,892,966
		96,194,958
IT Services - 3.9%
Euronet Worldwide, Inc.[1]	152,157	12,008,230
Gartner, Inc.[1]	86,108	10,128,023
MAXIMUS, Inc.	183,704	12,260,405
Presidio, Inc.[1,2]	843,875	13,198,205
Switch, Inc. Class A2	1,136,035	18,074,317
		65,669,180
Software - 5.9%
Callidus Software, Inc.[1]	485,750	17,462,713
CyberArk Software Ltd.[1]	348,893	17,800,521
Descartes Systems Group, Inc. (The) (Canada)[1]	529,777	15,125,133
RealPage, Inc.[1]	239,768	12,348,052
SS&C Technologies Holdings, Inc.	707,607	37,956,039
		100,692,458
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems[1,2]	726,945	8,425,293
Stratasys Ltd.[1,2]	587,485	11,855,447
		20,280,740
Total Information Technology		329,332,713
Materials - 1.0%
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	1,107,161	16,994,921
Total Materials		16,994,921
Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITS) - 0.8%
National Storage Affiliates Trust	506,207	12,695,671
Total Real Estate		12,695,671
Utilities - 0.6%
Water Utilities - 0.6%
Evoqua Water Technologies Corp.[1]	508,918	10,834,864
Total Utilities		10,834,864
Total Common Stocks - 93.2% (Cost $1,290,927,315)		1,587,082,443

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 10.6%5
Repurchase Agreements - 10.6%
BNP Paribas S.A., dated 3/29/18, due 4/2/18, 1.80% total to be received $12,488,020 (collateralized by various U.S. Treasury Obligations, 0.00% - 2.38%, 2/15/23 - 9/9/49, totaling $12,735,234)	$12,485,523	$ 12,485,523
Daiwa Capital Markets America, Inc., dated 3/29/18, due 4/2/18, 1.81% total to be received $42,150,965 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/30/18 - 12/1/51, totaling $42,985,340)	42,142,490	42,142,490
HSBC Securities, Inc., dated 3/29/18, due 4/2/18, 1.78% total to be received $42,150,825 (collateralized by various U.S. Government Sponsored Agency, 0.00% - 7.25%, 5/15/18 - 1/15/37, totaling $43,138,994)	42,142,490	42,142,490
Nomura Securities International, Inc., dated 3/29/18, due 4/2/18, 1.82% total to be received $42,151,012 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/2/18 - 2/20/68, totaling $42,985,340)	42,142,490	42,142,490
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 3/29/18, due 4/2/18, 1.80% total to be received $42,150,918 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.00%, 6/28/18 - 12/20/47, totaling $42,985,340)	$42,142,490	$ 42,142,490
Total Repurchase Agreements		181,055,483
Total Investments - 103.8% (Cost $1,471,982,798)		1,768,137,926
Liabilities in Excess of Other Assets - (3.8)%		(64,310,433)
Net Assets - 100.0%		$1,703,827,493
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2018. Total value of such securities at period-end amounts to $261,910,137 and represents 15.37% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $12,116,275 and represents 0.71% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares	Value
Common Stocks - 93.5%
Consumer Discretionary - 9.9%
Auto Components - 1.7%
Ford Motor Co.	620,000	$ 6,869,600
Superior Industries International, Inc.[1]	321,000	4,269,300
		11,138,900
Diversified Consumer Services - 0.6%
Regis Corp.[2]	250,601	3,791,593
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.[1]	295,000	10,649,500
Leisure Products - 1.5%
Polaris Industries, Inc.[1]	87,000	9,963,240
Media - 2.0%
Lions Gate Entertainment Corp. Class B (Canada)	534,000	12,858,720
Multiline Retail - 1.9%
Kohl's Corp.[1]	194,000	12,708,940
Specialty Retail - 0.6%
Lumber Liquidators Holdings, Inc.[1,2]	160,000	3,827,200
Total Consumer Discretionary		64,938,093
Consumer Staples - 2.3%
Food Products - 2.3%
Nomad Foods Ltd. (United Kingdom)[2]	974,000	15,330,760
Total Consumer Staples		15,330,760
Energy - 5.5%
Energy Equipment & Services - 1.0%
Core Laboratories N.V. (Netherlands)[1]	60,000	6,493,200
Oil, Gas & Consumable Fuels - 4.5%
California Resources Corp.[1,2]	298,271	5,115,348
EOG Resources, Inc.	91,826	9,666,523
TOTAL SA ADR (France)[1]	256,000	14,768,640
		29,550,511
Total Energy		36,043,711
Financials - 8.7%
Capital Markets - 1.1%
Oaktree Capital Group LLC	179,000	7,088,400
Commercial Banks - 7.6%
Bank of Hawaii Corp.[1]	81,968	6,811,540
Citizens Financial Group, Inc.	395,409	16,599,270
U.S. Bancorp	182,000	9,191,000
	Shares	Value
Umpqua Holdings Corp.	791,000	$ 16,935,310
		49,537,120
Total Financials		56,625,520
Health Care - 11.0%
Biotechnology - 7.8%
Achillion Pharmaceuticals, Inc.[1,2]	925,000	3,431,750
Agios Pharmaceuticals, Inc.[1,2]	132,000	10,794,960
Celgene Corp.[2]	177,000	15,790,170
Chimerix, Inc. [2]	325,000	1,690,000
Immunomedics, Inc.[1,2]	400,000	5,844,000
Neurocrine Biosciences, Inc.[1,2]	120,022	9,953,425
Ultragenyx Pharmaceutical, Inc.[2]	64,000	3,263,360
		50,767,665
Pharmaceuticals - 3.2%
Nektar Therapeutics[2]	196,997	20,932,901
Total Health Care		71,700,566
Industrials - 12.4%
Aerospace & Defense - 1.1%
KLX, Inc.[2]	97,000	6,892,820
Building Products - 1.5%
Advanced Drainage Systems, Inc.[1]	391,000	10,126,900
Commercial Services & Supplies - 1.4%
HNI Corp.	255,000	9,202,950
Industrial Conglomerates - 1.0%
Carlisle Cos, Inc.	60,000	6,264,600
Machinery - 2.7%
Xylem, Inc.	231,610	17,815,441
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A2	132,000	9,344,280
Trading Companies & Distributors - 3.3%
H&E Equipment Services, Inc.	295,100	11,358,399
WESCO International, Inc.[2]	165,000	10,238,250
		21,596,649
Total Industrials		81,243,640
Information Technology - 24.6%
Electronic Equipment & Instruments - 1.5%
Trimble Navigation Ltd.[2]	271,156	9,729,077
Internet Software & Services - 1.7%
Benefitfocus, Inc.[1,2]	190,000	4,636,000
Nutanix, Inc. Class A1,2	133,000	6,531,630
		11,167,630
IT Services - 4.2%
Acxiom Corp.[2]	471,645	10,711,058
CACI International, Inc. Class A2	88,800	13,439,880
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares	Value
Cardtronics Plc (United Kingdom) Class A1,2	140,000	$ 3,123,400
		27,274,338
Semiconductors - 8.1%
Ambarella, Inc.[1,2]	65,000	3,184,350
MACOM Technology Solutions Holdings, Inc.[1,2]	365,000	6,059,000
Mellanox Technologies Ltd. (Israel)[1,2]	110,000	8,013,500
Micron Technology, Inc.[2]	281,772	14,691,592
NVIDIA Corp.	42,742	9,898,620
Synaptics, Inc.[1,2]	239,000	10,929,470
		52,776,532
Software - 7.6%
FireEye, Inc.[1,2]	981,049	16,609,160
Microsoft Corp.	168,200	15,351,614
Verint Systems, Inc.[2]	417,000	17,764,200
		49,724,974
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	58,000	9,731,240
Total Information Technology		160,403,791
Materials - 11.2%
Chemicals - 1.7%
Nutrien Ltd. (Canada)	235,882	11,147,783
Construction Materials - 1.7%
Summit Materials Inc. Class A1,2	73,421	2,223,188
U.S. Concrete, Inc.[1,2]	142,200	8,588,880
		10,812,068
Containers & Packaging - 4.8%
Graphic Packaging Holding Co.	1,220,000	18,727,000
Owens-Illinois, Inc.[2]	592,200	12,827,052
		31,554,052
Metals & Mining - 3.0%
New Gold, Inc. (Canada)[2]	2,550,000	6,579,000
Newmont Mining Corp.	326,000	12,736,820
		19,315,820
Total Materials		72,829,723
Real Estate - 5.7%
Equity Real Estate Investment Trusts (REITS) - 1.8%
Rayonier, Inc.	336,080	11,823,294
Real Estate Management & Development - 3.9%
Alexander & Baldwin, Inc.	678,385	15,691,045
Kennedy-Wilson Holdings, Inc. [1]	545,000	9,483,000
		25,174,045
Total Real Estate		36,997,339
	Shares	Value
Telecommunication Services - 1.6%
Diversified Telecommunications - 1.6%
Iridium Communications, Inc.[1,2]	935,515	$ 10,524,544
Total Telecommunication Services		10,524,544
Utilities - 0.6%
Water Utilities - 0.6%
AquaVenture Holdings Ltd.[1,2]	310,000	3,850,200
Total Utilities		3,850,200
Total Common Stocks - 93.5% (Cost $467,061,687)		610,487,887
	Shares/ Principal Amount
Short-Term Investments - 10.1%3
Repurchase Agreements - 10.1%
BNP Paribas S.A., dated 3/29/18, due 4/2/18, 1.80% total to be received $4,552,020 (collateralized by various U.S. Treasury Obligations, 0.00% - 2.38%, 2/15/23 - 9/9/49, totaling $4,642,132)	$ 4,551,110	4,551,110
Daiwa Capital Markets America, Inc., dated 3/29/18, due 4/2/18, 1.81% total to be received $15,366,109 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/30/18 - 12/1/51, totaling $15,670,280)	15,363,019	15,363,019
HSBC Securities, Inc., dated 3/29/18, due 4/2/18, 1.78% total to be received $15,366,057 (collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 7.25%, 5/15/18 - 1/15/37, totaling $15,726,294)	15,363,019	15,363,019

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 3/29/18, due 4/2/18, 1.82% total to be received $15,366,126 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/2/18 - 2/20/68, totaling $15,670,280)	$ 15,363,019	$ 15,363,019
RBC Dominion Securities Inc., dated 3/29/18, due 4/2/18, 1.80% total to be received $15,366,092 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.00%, 6/28/18 - 12/20/47, totaling $15,670,279)	15,363,019	15,363,019
Total Repurchase Agreements		66,003,186
Total Investments - 103.6% (Cost $533,064,873)		676,491,073
Liabilities in Excess of Other Assets - (3.6)%		(23,526,414)
Net Assets - 100.0%		$652,964,659
Value
Call Option Written - (0.0)%
Total Call Option Written - (0.0)% (Premium received $(14,603))	$ (6,250)
Put Option Written - (0.0)%
Total Put Option Written - (0.0)% (Premium received $(85,681))	$(44,000)

ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	All or portion of this security is on loan at March 31, 2018. Total value of such securities at period-end amounts to $95,453,177 and represents 14.62% of net assets.
[2]	Non-income producing securities.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
March 31, 2018 (Unaudited)
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Put
Ambarella, Inc.	42.50	5/18/18	(400)	$1,959,600	$(85,681)	$(44,000)
Call
Alexander & Baldwin, Inc.	30.00	6/15/18	(500)	$1,156,500	$(14,603)	$ (6,250)
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares	Value
Common Stocks - 73.0%
Consumer Discretionary - 14.8%
Hotels, Restaurants & Leisure - 4.8%
Las Vegas Sands Corp.	25,000	$ 1,797,500
Starbucks Corp.	14,172	820,417
		2,617,917
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.[1]	1,400	2,026,276
Media - 4.8%
Roku, Inc.[1]	69,000	2,145,900
Walt Disney Co. (The)[2]	4,724	474,479
		2,620,379
Specialty Retail - 1.5%
Best Buy Co., Inc.[3]	12,000	839,880
Total Consumer Discretionary		8,104,452
Consumer Staples - 1.6%
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.[2]	4,724	890,143
Total Consumer Staples		890,143
Energy - 7.3%
Energy Equipment & Services - 1.6%
Liberty Oilfield Services, Inc.[1,3]	50,000	844,500
Oil, Gas & Consumable Fuels - 5.7%
California Resources Corp.[1,3]	94,383	1,618,668
Cheniere Energy, Inc.[1]	28,344	1,514,987
		3,133,655
Total Energy		3,978,155
Financials - 3.0%
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	8,000	580,160
Commercial Banks - 1.9%
JPMorgan Chase & Co.	9,570	1,052,413
Total Financials		1,632,573
Health Care - 10.8%
Biotechnology - 9.9%
Alnylam Pharmaceuticals, Inc.[1]	16,000	1,905,600
Exact Sciences Corp.[1,3]	28,888	1,165,053
Heron Therapeutics, Inc.[1]	20,000	552,000
Vertex Pharmaceuticals, Inc.[1]	11,000	1,792,780
		5,415,433
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc.[1,3]	22,724	519,243
Total Health Care		5,934,676
	Shares	Value
Information Technology - 29.5%
Internet Software & Services - 6.1%
Alphabet, Inc. Class A1,2	1,665	$ 1,726,838
Facebook, Inc. Class A1	10,000	1,597,900
		3,324,738
IT Services - 5.7%
MasterCard, Inc. Class A	4,939	865,115
Switch, Inc. Class A3	80,000	1,272,800
Visa, Inc. Class A	8,294	992,129
		3,130,044
Semiconductors - 6.7%
Ambarella, Inc.[1,3]	18,000	881,820
NVIDIA Corp.[2]	12,000	2,779,080
		3,660,900
Software - 8.1%
Activision Blizzard, Inc.	13,000	876,980
Microsoft Corp.[2]	28,000	2,555,560
Take-Two Interactive Software, Inc. [1]	10,000	977,800
		4,410,340
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.[2]	9,448	1,585,185
Total Information Technology		16,111,207
Materials - 4.8%
Chemicals - 0.9%
DowDuPont, Inc.	7,166	456,546
Metals & Mining - 3.9%
Royal Gold, Inc.	24,971	2,144,260
Total Materials		2,600,806
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.[1]	11,000	671,440
Total Telecommunication Services		671,440
Total Common Stocks - 73.0% (Cost $24,609,701)		39,923,452

Call Options Purchased - 10.5%
Total Call Options Purchased - 10.5% (Cost $6,883,921)	$5,753,650
Put Options Purchased - 12.5%
Total Put Options Purchased - 12.5% (Cost $3,714,729)	$6,823,900
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 10.2%4
Repurchase Agreements - 10.2%
BNP Paribas S.A., dated 3/29/18, due 4/2/18, 1.80% total to be received $382,683 (collateralized by various U.S. Treasury Obligations, 0.00% - 2.375%, 2/15/23 - 9/9/49, totaling $390,258)	$ 382,606	$ 382,606
Daiwa Capital Markets America, Inc., dated 3/29/18, due 4/2/18, 1.81% total to be received $1,291,771 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/30/18 - 12/1/51, totaling $1,317,342)	1,291,511	1,291,511
HSBC Securities, Inc., dated 3/29/18, due 4/2/18, 1.78% total to be received $1,291,766 (collateralized by various U.S. Government Sponsored Agency, 0.00% - 7.25%, 5/15/18 - 1/15/37, totaling $1,322,050)	1,291,511	1,291,511
Nomura Securities International, Inc., dated 3/29/18, due 4/2/18, 1.82% total to be received $1,291,772 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/2/18 - 2/20/68, totaling $1,317,341)	1,291,511	1,291,511
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 3/29/18, due 4/2/18, 1.80% total to be received $1,291,769 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.00%, 6/28/18 - 12/20/47, totaling $1,317,341)	$ 1,291,511	$ 1,291,511
Total Repurchase Agreements		5,548,650
Total Investments - 106.2% (Cost $40,757,001)		58,049,652
Liabilities in Excess of Other Assets - (6.2)%		(3,381,903)
Net Assets - 100.0%		$54,667,749
	Shares
Securities Sold Short - (10.4)%
Consumer Discretionary - (7.1)%
Household Products - (4.3)%
Procter & Gamble Co. (The)	(30,000)	(2,378,400)
Textiles, Apparel & Luxury Goods - (2.8)%
Adidas AG	(12,500)	(1,522,125)
Total Consumer Discretionary		(3,900,525)
Consumer Staples - (3.3)%
Food & Staples Retailing - (3.3)%
Wal-Mart Stores, Inc.	(20,000)	(1,779,400)
Total Consumer Staples		(1,779,400)
Total Securities - (10.4%) (Proceeds $(5,503,061))		$ (5,679,925)
Value
Put Options Written - (0.8)%
Total Put Options Written - (0.8)% (Premium received $(338,767))	$(428,108)
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	10	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, were pledged as collateral for securities sold short by the fund.
[3]	All or portion of this security is on loan at March 31, 2018. Total value of such securities at period-end amounts to $6,450,543 and represents 11.80% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	11	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
March 31, 2018 (Unaudited)
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Purchased
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
Call
Tesla, Inc.	350.00	4/20/18	1,000	$ 26,613,000	$ 138,271	$ 23,000
SPDR Gold Shares	139.00	5/18/18	2,000	25,158,000	113,586	24,000
SPDR Gold Shares	144.00	5/18/18	3,000	37,737,000	92,379	15,000
Switch, Inc.	20.00	5/18/18	500	795,500	50,847	2,500
Best Buy Co., Inc.	100.00	6/15/18	2,000	13,998,000	33,586	25,000
SPDR Gold Shares	150.00	6/15/18	2,000	25,158,000	141,586	12,000
SPDR Gold Shares	150.00	9/21/18	2,000	25,158,000	166,336	74,000
Alnylam Pharmaceuticals, Inc.	165.00	1/18/19	200	2,382,000	225,279	142,000
Apple, Inc.	180.00	1/18/19	100	1,677,800	95,624	118,300
Best Buy Co., Inc.	70.00	1/18/19	1,000	6,999,000	329,298	900,000
Best Buy Co., Inc.	90.00	1/18/19	1,000	6,999,000	95,433	255,000
Costco Wholesale Corp.	160.00	1/18/19	105	1,978,515	117,283	347,025
Costco Wholesale Corp.	180.00	1/18/19	105	1,978,515	53,098	210,525
Dominion Energy, Inc.	80.00	1/18/19	800	5,394,400	330,393	60,000
Dominion Energy, Inc.	85.00	1/18/19	800	5,394,400	193,860	28,800
Dominion Energy, Inc.	90.00	1/18/19	2,000	13,486,000	109,186	10,000
Royal Gold, Inc.	100.00	1/18/19	150	1,288,050	113,029	58,500
Royal Gold, Inc.	120.00	1/18/19	400	3,434,800	156,517	40,000
Facebook, Inc.	200.00	12/20/19	100	1,597,900	242,989	158,000
Facebook, Inc.	240.00	12/20/19	500	7,989,500	661,967	350,000
Apple, Inc.	200.00	1/17/20	500	8,389,000	475,397	725,000
CBS Corp.	55.00	1/17/20	500	2,569,500	489,397	222,500
Facebook, Inc.	220.00	1/17/20	250	3,994,750	288,088	292,500
Nucor Corp.	100.00	1/17/20	2,000	12,218,000	436,778	54,000
Royal Gold, Inc.	85.00	1/17/20	300	2,576,100	501,088	432,000
Royal Gold, Inc.	100.00	1/17/20	1,000	8,587,000	986,283	974,000
Starbucks Corp.	70.00	1/17/20	1,000	5,789,000	246,343	200,000
				Total	$ 6,883,921	$ 5,753,650
Put
Tesla, Inc.	325.00	4/20/18	40	$ 1,064,520	$ 116,047	$ 237,200
Tesla, Inc.	285.00	4/20/18	200	5,322,600	128,929	549,600
Procter & Gamble Co. (The)	80.00	1/18/19	400	3,171,200	134,667	230,000
Procter & Gamble Co. (The)	85.00	1/18/19	400	3,171,200	192,317	344,000
Procter & Gamble Co. (The)	90.00	1/18/19	400	3,171,200	245,317	488,000
Procter & Gamble Co. (The)	75.00	1/18/19	400	3,171,200	64,031	140,000
UnitedHealth Group, Inc.	200.00	1/18/19	100	2,140,000	79,808	98,000
Wal-Mart Stores, Inc.	95.00	1/18/19	500	4,448,500	292,052	500,000
Wal-Mart Stores, Inc.	100.00	1/18/19	500	4,448,500	290,397	675,000
Tesla, Inc.	200.00	1/17/20	995	26,479,935	2,171,164	3,562,100
				Total	$ 3,714,729	$6,823,900

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	12	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
March 31, 2018 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Put
Roku, Inc.	30.00	1/18/19	(204)	$ 634,440	$(153,151)	$ (146,268)
Roku, Inc.	35.00	1/18/19	(96)	298,560	(96,585)	(99,840)
UnitedHealth Group, Inc.	150.00	1/18/19	(100)	2,140,000	(19,429)	(14,500)
Wal-Mart Stores, Inc.	80.00	1/18/19	(500)	4,448,500	(69,602)	(167,500)
				Total	$(338,767)	$(428,108)
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	13	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares	Value
Common Stocks - 91.0%
Consumer Discretionary - 11.8%
Diversified Consumer Services - 2.0%
Grand Canyon Education, Inc.[1]	280,833	$ 29,464,998
Hotels, Restaurants & Leisure - 1.2%
Playa Hotels & Resorts, N.V.[1]	897,075	9,168,107
PlayAGS, Inc.[1,2]	351,093	8,166,423
		17,334,530
Household Durables - 0.6%
Helen of Troy Ltd.[1]	90,479	7,871,673
Leisure Products - 0.9%
Malibu Boats, Inc. Class A1	398,821	13,244,846
Media - 0.4%
National CineMedia, Inc.	1,131,837	5,874,234
Specialty Retail - 3.6%
Dick's Sporting Goods, Inc.[2]	250,964	8,796,288
Monro Muffler Brake, Inc.[2]	320,871	17,198,686
Sally Beauty Holdings, Inc.[1,2]	1,626,085	26,749,098
		52,744,072
Textiles, Apparel & Luxury Goods - 3.1%
Carter's, Inc.	198,372	20,650,525
Under Armour, Inc. Class C1,2	625,233	8,972,093
Wolverine World Wide, Inc.[2]	507,434	14,664,843
		44,287,461
Total Consumer Discretionary		170,821,814
Consumer Staples - 0.6%
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.[2]	71,927	7,895,427
Total Consumer Staples		7,895,427
Energy - 0.9%
Energy Equipment & Services - 0.2%
RigNet, Inc.[1]	206,009	2,801,723
Oil, Gas & Consumable Fuels - 0.7%
Evolution Petroleum Corp.	1,330,481	10,710,372
Total Energy		13,512,095
Financials - 8.2%
Capital Markets - 7.8%
Avista Healthcare Public Acquisition Corp. Class A1	991,546	9,905,545
Financial Engines, Inc.[2]	564,879	19,770,765
Forum Merger Corp. Acquisition Date: 2/15/18, Cost $18,000,000[1,3,4]	2,250,000	18,000,000
Legacy Acquisition Corp.[1]	1,173,524	11,676,564
One Madison Corp.[1]	1,384,250	13,842,500
	Shares	Value
PennantPark Investment Corp.	989,916	$ 6,612,639
TPG Pace Energy Holdings Corp.[1]	1,204,372	12,886,780
TPG Pace Holdings Corp.[1]	712,866	7,442,321
WisdomTree Investments, Inc.[2]	1,328,008	12,177,833
		112,314,947
Insurance - 0.4%
Trupanion, Inc. [1,2]	189,151	5,653,723
Total Financials		117,968,670
Health Care - 18.6%
Biotechnology - 7.0%
Albireo Pharma, Inc.[1,2]	219,983	7,164,846
Argenx SE Class A ADR (Netherlands)[1,2]	93,305	7,505,454
Atara Biotherapeutics, Inc. [1,2]	208,640	8,136,960
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	2,995,007
Chimerix, Inc. [1]	1,603,648	8,338,970
DBV Technologies SA ADR (France)[1]	319,127	7,362,260
Heron Therapeutics, Inc.[1,2]	417,420	11,520,792
Immunomedics, Inc.[1,2]	611,257	8,930,465
Mersana Therapeutics, Inc.[1,2]	440,508	6,946,811
Neon Therapeutics, Inc. Acquisition Date: 12/1/17, Cost $3,000,001[1,3,4]	1,067,616	3,000,001
NexImmune, Inc. Acquisition Date: 12/28/17, Cost $3,000,000[1,3,4]	10,166,045	3,000,000
Rhythm Pharmaceuticals, Inc.[1,2]	272,957	5,431,844
SlipChip Corp. Acquisition Date: 10/6/17, Cost $4,000,000[1,3,4]	1,462,202	4,000,000
TCR2 Therapeutics, Inc. Acquisition Date: 2/28/18, Cost $4,305,000[1,3,4]	2,152,500	4,305,000
Viking Therapeutics, Inc.[1,2]	869,254	3,798,640
Xencor, Inc. [1]	277,618	8,322,988
		100,760,038
Health Care Equipment & Supplies - 4.8%
AxoGen, Inc.[1]	200,095	7,303,467
CryoLife, Inc.[1]	422,990	8,480,949
DexCom, Inc.[1,2]	189,006	14,016,685
Endologix, Inc.[1,2]	1,438,294	6,083,984
Insulet Corp.[1,2]	102,661	8,898,655
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	14	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares	Value
Merit Medical Systems, Inc.[1]	159,635	$ 7,239,447
Natus Medical, Inc.[1]	240,184	8,082,192
Nevro Corp. [1,2]	115,207	9,984,991
		70,090,370
Health Care Providers & Services - 1.1%
BioTelemetry, Inc.[1]	208,615	6,477,496
Healthequity, Inc.[1,2]	169,301	10,249,482
		16,726,978
Health Care Technology - 1.2%
HealthStream, Inc.	298,117	7,402,245
Medidata Solutions, Inc.[1,2]	156,781	9,847,415
		17,249,660
Life Sciences Tools & Services - 1.7%
Accelerate Diagnostics, Inc.[1,2]	259,324	5,925,553
Pacific Biosciences of California, Inc.[1,2]	2,586,789	5,302,918
Syneos Health, Inc.[1,2]	369,488	13,116,824
		24,345,295
Pharmaceuticals - 2.8%
Kiniksa Pharmaceuticals Ltd. Acquisition Date: 3/8/17, Cost $2,008,733[1,3,4]	790,000	4,523,066
Kodiak Sciences, Inc. Acquisition Date: 2/2/18, Cost $4,000,000[1,3,4]	4,000,000	4,000,000
Prestige Brands Holdings, Inc.[1,2]	459,193	15,483,988
Revance Therapeutics, Inc.[1,2]	261,503	8,054,292
WaVe Life Sciences Ltd.[1]	209,485	8,400,349
		40,461,695
Total Health Care		269,634,036
Industrials - 27.5%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc.[1,2]	407,864	16,033,134
Air Freight & Logistics - 1.2%
Forward Air Corp.	323,505	17,100,474
Commercial Services & Supplies - 11.6%
ABM Industries, Inc.	499,072	16,708,930
Clean Harbors, Inc.[1]	521,989	25,478,283
Heritage-Crystal Clean, Inc.[1]	1,306,376	30,765,155
Hudson Technologies, Inc.[1,2]	1,313,698	6,489,668
InnerWorkings, Inc.[1]	3,063,336	27,723,191
Multi-Color Corp.	396,708	26,202,563
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	317,827	10,002,016
SP Plus Corp.[1]	703,673	25,050,759
		168,420,565
	Shares	Value
Machinery - 5.2%
Graham Corp.	385,302	$ 8,253,169
John Bean Technologies Corp.	103,083	11,689,612
Kennametal, Inc.	474,585	19,059,334
Proto Labs, Inc.[1]	115,647	13,594,305
Tennant Co.[2]	340,080	23,023,416
		75,619,836
Marine - 2.2%
Kirby Corp.[1]	423,070	32,555,237
Professional Services - 3.6%
TriNet Group, Inc.[1]	761,004	35,249,705
TrueBlue, Inc.[1]	625,451	16,199,181
		51,448,886
Road & Rail - 1.4%
Heartland Express, Inc.[2]	1,111,132	19,989,265
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	182,468	16,734,140
Total Industrials		397,901,537
Information Technology - 21.3%
Electronic Equipment & Instruments - 1.4%
CTS Corp.	547,563	14,893,714
Mesa Laboratories, Inc. [2]	36,414	5,405,294
		20,299,008
Internet Software & Services - 10.9%
2U, Inc.[1,2]	163,514	13,740,082
Actua Corp.	1,117,791	1,285,460
Benefitfocus, Inc.[1,2]	286,710	6,995,724
Carbonite, Inc.[1,2]	790,483	22,765,910
ChannelAdvisor Corp.[1]	646,584	5,883,914
Cimpress, N.V. (Netherlands)[1,2]	88,697	13,721,426
comScore, Inc.[1,2]	331,323	7,974,945
Cornerstone OnDemand, Inc.[1,2]	174,427	6,821,840
Envestnet, Inc.[1]	263,968	15,125,366
LivePerson, Inc.[1]	1,210,369	19,789,533
New Relic, Inc. [1]	97,129	7,199,202
Shutterstock, Inc.[1]	388,800	18,720,720
XO Group, Inc.[1]	868,043	18,011,892
		158,036,014
IT Services - 2.2%
Euronet Worldwide, Inc.[1,2]	83,711	6,606,472
Forrester Research, Inc.	282,760	11,720,402
Presidio, Inc.[1,2]	922,616	14,429,714
		32,756,588

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	15	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares	Value
Software - 5.6%
American Software, Inc.	548,127	$ 7,125,651
Callidus Software, Inc.[1]	536,400	19,283,580
CyberArk Software Ltd.[1]	292,308	14,913,554
Descartes Systems Group, Inc. (The) (Canada)[1]	320,098	9,138,798
Everbridge, Inc.[1]	270,487	9,899,824
QAD, Inc. Class A	279,998	11,661,917
RealPage, Inc.[1]	173,229	8,921,293
		80,944,617
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems[1,2]	605,609	7,019,008
Stratasys Ltd.[1,2]	489,725	9,882,651
		16,901,659
Total Information Technology		308,937,886
Materials - 0.6%
Chemicals - 0.6%
KMG Chemicals, Inc.	145,595	8,728,420
Total Materials		8,728,420
Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.0%
Jernigan Capital, Inc.[2]	419,672	7,596,063
National Storage Affiliates Trust	284,341	7,131,272
		14,727,335
Real Estate Management & Development - 0.5%
FirstService Corp. (Canada)	103,065	7,542,297
Total Real Estate		22,269,632
Total Common Stocks - 91.0% (Cost $1,130,123,064)		1,317,669,517
Warrants - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Avista Healthcare Public Acquisition Corp. Class A, Strike Price $11.50, Expires 12/2/21[1]	898,585	296,533
Total Financials		296,533
Total Warrants - 0.0% (Cost $273,528)		296,533
	Shares/ Principal Amount	Value
Short-Term Investments - 7.5%5
Repurchase Agreements - 7.5%
BNP Paribas S.A., dated 3/29/18, due 4/2/18, 1.80% total to be received $7,416,011 (collateralized by various U.S. Treasury Obligations, 0.00% - 2.38%, 2/15/23 - 9/9/49, totaling $7,562,819)	$ 7,414,528	$ 7,414,528
Daiwa Capital Markets America, Inc., dated 3/29/18, due 4/2/18, 1.81% total to be received $25,033,438 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/30/18 - 12/1/51, totaling $25,528,973)	25,028,405	25,028,405
HSBC Securities, Inc., dated 3/29/18, due 4/2/18, 1.78% total to be received $25,033,355 (collateralized by various U.S. Government Sponsored Agency, 0.00% - 7.25%, 5/15/18 - 1/15/37, totaling $25,620,229)	25,028,405	25,028,405

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	16	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 3/29/18, due 4/2/18, 1.82% total to be received $25,033,466 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/2/18 - 2/20/68, totaling $25,528,973)	$ 25,028,405	$ 25,028,405
RBC Dominion Securities Inc., dated 3/29/18, due 4/2/18, 1.80% total to be received $25,033,411 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.00%, 6/28/18 - 12/20/47, totaling $25,528,973)	25,028,405	25,028,405
Total Repurchase Agreements		107,528,148
Total Investments - 98.5% (Cost $1,237,924,740)		1,425,494,198
Cash and Other Assets, Less Liabilities - 1.5%		22,064,791
Net Assets - 100.0%		$1,447,558,989
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	17	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2018 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2018. Total value of such securities at period-end amounts to $148,326,178 and represents 10.25% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $43,823,074 and represents 3.03% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	18	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments
For the Period ended March 31, 2018

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company.
The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.
The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
a.	Share Valuation: The net asset value ("NAV") of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Funds’ shares will not be priced on the days in which the New York Stock Exchange (NYSE) is closed for trading.
b.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Fund’s investments in the exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by ArrowMark Colorado Holdings, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors (the “Board”). Effective March 31, 2017, Arrowpoint Asset Management, LLC changed its name to ArrowMark Colorado Holdings, LLC. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.
c.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended March 31, 2018

between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2018 is as follows:
	Level 1	Level 2	Level 3	Total

Meridian Growth Fund
Common Stocks[1]	$ 1,574,614,358	$ 351,810	$ 12,116,275	$ 1,587,082,443
Short-Term Investments	—	181,055,483	—	181,055,483
Total Investments	$ 1,574,614,358	$ 181,407,293	$ 12,116,275	$ 1,768,137,926
Meridian Contrarian Fund
Assets:
Common Stocks[1]	$ 610,487,887	$ —	$ —	$ 610,487,887
Short-Term Investments	—	66,003,186	—	66,003,186
Total Investments - Assets	$ 610,487,887	$ 66,003,186	$ —	$ 676,491,073
Liabilities:
Call Option Written	(6,250)	—	—	(6,250)
Put Option Written	(44,000)	—	—	(44,000)
Total Investments - Liabilities	$ (50,250)	$ —	$ —	$ (50,250)
Meridian Equity Income Fund
Assets:
Common Stocks[1]	$ 39,923,452	$ —	$ —	$ 39,923,452
Call Options Purchased	5,753,650	—	—	5,753,650
Put Options Purchased	6,823,900	—	—	6,823,900
Short-Term Investments	—	5,548,650	—	5,548,650
Total Investments - Assets	$ 52,501,002	$ 5,548,650	$ —	$ 58,049,652
Liabilities:
Securities Sold Short	(5,679,925)	—	—	(5,679,925)
Put Options Written	(428,108)	—	—	(428,108)
Total Investments - Liabilities	$ (6,108,033)	$ —	$ —	$ (6,108,033)

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended March 31, 2018

	Level 1	Level 2	Level 3	Total
Meridian Small Cap Growth Fund

Common Stocks[1]	$ 1,273,846,443	$ —	$ 43,823,074	$ 1,317,669,517
Warrants	296,533	—	—	296,533
Short-Term Investments	—	107,528,148	—	107,528,148
Total Investments	$ 1,274,142,976	$ 107,528,148	$ 43,823,074	$ 1,425,494,198
1 See above Schedule of Investments for values in each industry.
The Funds recognize transfers between levels as of the end of the period. During the three-months ended March 31, 2018 there were no reportable transfers between levels.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Meridian Growth Fund
	Beginning Balance 07/01/17	Total Purchases	Total Sales	Transfer Out	Ending Balance 3/31/18
Investments in Securities
Common Stocks	$ 5,764,948	$ 6,351,327	$—	$--	$ 12,116,275
Total Level 3	$ 5,764,948	$ 6,351,327	$—	$--	$ 12,116,275

Meridian Small Cap Growth Fund
	Beginning Balance 07/01/17	Total Purchases	Total Sales	Transfer Out	Ending Balance 3/31/18
Investments in Securities
Common Stocks	$ 2,008,733	$ 41,814341	$—	$—	$ 43,823,074
Total Level 3	$ 2,008,733	$ 41,814,341	$—	$—	$ 43,823,074

2.	Other Investment Transactions
a.	Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
b.	Private Placement Securities: Privately issued securities are restricted securities that are offered in a private placement and are generally not registered with the SEC or any federal or state regulatory authority. Securities issued in a private placement are generally "restricted securities" as that term is defined under Rule 144 promulgated under the Securities Act, and may not be resold without registration with the SEC or the availability of an exemption therefrom. There is generally no public trading market for privately offered securities and it is generally not anticipated that a public trading market will develop. There are substantial restrictions on the transfer of privately offered securities. Such securities have limited liquidity that makes it difficult or impossible to sell. An investment in privately issued securities often requires a long-term investment horizon and it may be many years before an investor receives significant distributions from such investment. Due to the lack of public market for privately offered securities, it may be difficult to value the investment.

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended March 31, 2018

c.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.
The following table summarizes the securities received as collateral for securities lending.
	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 5.38%	4/5/18 - 2/15/47	$83,282,721
Contrarian Fund	U.S. Government Obligations	0.00% - 6.13%	4/5/18 - 2/15/47	30,018,653
Equity Income Fund	U.S. Government Obligations	0.00% - 6.13%	4/5/18 - 2/15/47	898,737
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 5.38%	4/5/18 - 2/15/47	42,291,624
As of March 31, 2018, the total value of securities on loan for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $261,910,137, $95,453,177, $6,450,543 and $148,326,178, respectively. Securities on loan are footnoted in the Schedules of Investments. The total collateral value for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $264,338,204 $96,021,839, $6,447,387 and $149,819,772, respectively.
d.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At March 31, 2018, the market value of repurchase agreements or joint repurchase agreements outstanding for the Meridian Growth Fund, Meridian Contrarian Fund, Meridian Equity Income Fund, and the Meridian Small Cap Growth Fund were $181,055,483, $66,003,186, $5,548,650 and $107,528,148, respectively.
e.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended March 31, 2018

(write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.
f.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

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ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins Principal Executive Officer and President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins Principal Executive Officer and President

Date: May 25, 2018

By:	/s/ Katie Jones
Katie Jones Principal Financial Officer and Treasurer

Date: May 25, 2018